Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision (Benefit)

The following summarizes the Company’s income tax provision (benefit):

	For the Years Ended December 31,
	2018	2017
Federal:
Current	$-	$-
Deferred	(1,710,997)	(138,931)

State and local:
Current	-	-
Deferred	(570,332)	(479,833)
	(2,281,329)	(618,764)
Change in valuation allowance	2,281,329	618,764
Income tax provision (benefit)	$-	$-

Schedule of Effective Income Tax Rate Reconciliation

	For the Years Ended December 31,
	2018	2017
Tax benefit at federal statutory rate	(21.0)%	(34.0)%
State taxes, net of federal benefit	(7.0)%	(6.0)%
Permanent differences	11.4%	9.4%
True up adjustments	(0.9)%	1.3%
Effect of change in tax rate	0.0%	21.3%
Change in valuation allowance	17.5%	7.9%
Effective income tax rate	(0.0)%	(0.0)%

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets at December 31, 2018 and 2017 are as follows:

	December 31,
	2018	2017
Deferred tax assets:
Net operating loss carryforwards	$5,298,599	$3,122,308
Research and development credit carryforwards	185,680	185,680
Intangible assets	152,109	48,629
Property and equipment	30,957	34,974
Accrued salaries	-	106,400
Stock-based compensation	526,945	419,868
Deferred rent	6,292	1,394
Impairment loss	136,612	136,612
Total gross deferred tax assets	6,337,194	4,055,865

Less: valuation allowance	(6,337,194)	(4,055,865)
Total	$-	$-